Revenue	12 Months Ended
Dec. 31, 2018
Revenue
Revenue

NOTE O. REVENUE RECOGNITION

Disaggregation of Revenue

The following tables provide details of revenue by major products/services offerings and by geography.

Revenue by Major Products/Service Offerings

($ in millions)

			Technology
		Global	Services
	Cognitive	Business	& Cloud		Global		Total
For the year ended December 31, 2018:	Solutions	Services	Platforms	Systems	Financing	Other	Revenue
Solutions Software	$12,903	$—	$—	$—	$—	$—	$12,903
Transaction Processing Software	5,578	—	—	—	—	—	5,578

Consulting	—	7,705	—	—	—	—	7,705
Global Process Services	—	1,259	—	—	—	—	1,259
Application Management	—	7,852	—	—	—	—	7,852

Infrastructure Services	—	—	23,007	—	—	—	23,007
Technical Support Services	—	—	6,961	—	—	—	6,961
Integration Software	—	—	4,493	—	—	—	4,493

Systems Hardware	—	—	—	6,363	—	—	6,363
Operating Systems Software	—	—	—	1,671	—	—	1,671

Global Financing*	—	—	—	—	1,590	—	1,590

Other Revenue	—	—	—	—	—	207	207

Total	$18,481	$16,817	$34,462	$8,034	$1,590	$207	$79,591

*Contains lease and loan/working capital financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Revenue by Geography

($ in millions)

Total
For the year ended December 31, 2018:	Revenue
Americas	$36,994
Europe/Middle East/Africa	25,491
Asia Pacific	17,106

Total	$79,591

Remaining Performance Obligations

The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property.

Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. Remaining performance obligation estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustments for revenue that has not materialized and adjustments for currency.

At December 31, 2018, the aggregate amount of the transaction price allocated to RPO related to customer contracts that are unsatisfied or partially unsatisfied was $124 billion. Given the profile of contract terms, approximately 60 percent of this amount is expected to be recognized as revenue over the next two years, approximately 35 percent between three and five years and the balance (mostly Infrastructure Services) thereafter.

Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods

For the year ended December 31, 2018, revenue was reduced by $51 million for performance obligations satisfied (or partially satisfied) in previous periods mainly due to changes in estimates on percentage-of-completion based contracts. Refer to note A, “Significant Accounting Policies,” for additional information on percentage-of-completion contracts and estimates of costs to complete.

Reconciliation of Contract Balances

The following table provides information about notes and accounts receivables-trade, contract assets and deferred income balances:

($ in millions)

	At December 31,	At January 1,
	2018	2018 (2)
Notes and accounts receivable-trade (net of allowances of $309 and $297 at December 31, 2018 and January 1, 2018, respectively)	$7,432	$8,295
Contract assets (1)	470	557
Deferred income (current)	11,165	11,493
Deferred income (noncurrent)	3,445	3,758

(1)Included within prepaid expenses and other current assets in the Consolidated Statement of Financial Position.

(2)As adjusted, upon adoption of the revenue standard on January 1, 2018.

The amount of revenue recognized during the year ended December 31, 2018 that was included within the deferred income balance at January 1, 2018 was $10.2 billion and primarily relates to services and software.

Deferred Costs

($ in millions)

At December 31,
2018
Capitalized costs to obtain a contract	$717
Deferred costs to fulfill a contract:
Deferred setup costs	2,085
Other deferred fulfillment costs	2,173

Total deferred costs (1)	$4,975

(1)

Of the total, $2,300 million is current and $2,676 million is noncurrent. Prior to January 1, 2018, the current and noncurrent balance of deferred costs were included within prepaid expenses and other current assets and investments and sundry assets, respectively.

On January 1, 2018, in accordance with the transition guidance, $737 million of in-scope sales commissions that were previously recorded in the Consolidated Statement of Earnings were capitalized as costs to obtain a contract. The amount of total deferred costs amortized during the year ended December 31, 2018 was $3,690 million. There were no material impairment losses incurred during the period. Refer to note A, “Significant Accounting Policies,” for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.

Transition Disclosures

In accordance with the modified retrospective method transition requirements, the company has presented the financial statement line items impacted and adjusted to compare to presentation under the prior GAAP for each of the annual periods during the first year of adoption of the new revenue standard. The following tables summarize the impacts as of and for year ended December 31, 2018. The adjustments to prior GAAP include results of the transition adjustments recorded at adoption and current period impacts. Refer to note B, “Accounting Changes,” for additional information on the transition adjustments.

Consolidated Statement of Earnings Impacts

($ in millions except per share amounts)

	As Reported		Adjusted
	under New	Adjustments	Amounts
	Revenue	to Convert	under Prior
For the year ended December 31, 2018:	Standard	to Prior GAAP	GAAP
Revenue	$79,591	$(63)	$79,528
Cost	42,655	(40)	42,615
Gross profit	36,936	(23)	36,912
Selling, general and administrative expense	19,366	7	19,373
Income from continuing operations before income taxes	11,342	(30)	11,312
Provision for/(benefit from) income taxes	2,619	(6)	2,613

Net income	$8,728	$(24)	$8,704

Earnings/(loss) per share of common stock—continuing operations:
Assuming dilution	$9.51	$(0.03)	$9.49
Basic	$9.56	$(0.03)	$9.54

Consolidated Statement of Financial Position Impacts

($ in millions)

	As Reported		Adjusted
	under New	Adjustments	Amounts
	Revenue	to Convert	under Prior
At December 31, 2018:	Standard	to Prior GAAP	GAAP
Assets:
Notes and accounts receivable-trade (net of allowances)	$7,432	$533	$7,965
Deferred costs (current)	2,300	(273)	2,027
Prepaid expenses and other current assets	2,378	(430)	1,948
Deferred taxes	5,216	190	5,406
Deferred costs (noncurrent)	2,676	(444)	2,231
Investments and sundry assets	2,386	—	2,386

Total assets	$123,382	$(425)	$122,957

Liabilities:
Taxes	$3,046	$56	$3,102
Deferred income (current)	11,165	67	11,232
Deferred income (noncurrent)	3,445	31	3,476

Total liabilities	$106,452	$154	$106,606

Equity:
Retained earnings	$159,206	$(604)	$158,601
Accumulated other comprehensive income/(loss)	(29,490)	26	(29,464)

Total stockholders’ equity	$16,929	$(578)	$16,351

Total liabilities and stockholders’ equity	$123,382	$(425)	$122,957

Consolidated Statement of Cash Flows Impacts

($ in millions)

	As Reported		Adjusted
	under New	Adjustments	Amounts
	Revenue	to Convert	under Prior
For the year ended December 31, 2018:	Standard	to Prior GAAP	GAAP
Cash flows from operating activities:
Net income	$8,728	$(24)	$8,704
Adjustments to reconcile net income to cash provided by operating activities:
Changes in operating assets and liabilities, net of acquisitions/divestitures	554	24	578
Net cash provided by operating activities	$15,247	$—	$15,247